Sales (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 599,853	$ 278,966
Customer One [member]
Disclosure of major customers [line items]
Revenue	178,999	191,026
Customer Two [member]
Disclosure of major customers [line items]
Revenue	103,544	67,643
Customer Three [member]
Disclosure of major customers [line items]
Revenue (expenses)	101,256
Customer Four [member]
Disclosure of major customers [line items]
Revenue	91,950	$ 20,297
Customer Five [Member]
Disclosure of major customers [line items]
Revenue	48,032
Customer Six [Member]
Disclosure of major customers [line items]
Revenue	47,212
Customer Seven [Member]
Disclosure of major customers [line items]
Revenue	$ 28,860